Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
	Sep. 30, 2021	Mar. 31, 2021
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 27,720	¥ 26,800
Payables under securities lending transactions	910	843
Obligations to return securities received as collateral	5,975	6,582
Total	34,605	34,225
Overnight and open
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	11,260	6,006
Payables under securities lending transactions	779	789
Obligations to return securities received as collateral	5,485	5,607
Total	17,524	12,402
30 days or less
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	12,161	16,888
Payables under securities lending transactions	0	26
Obligations to return securities received as collateral	195	278
Total	12,356	17,192
31-90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	2,444	1,973
Payables under securities lending transactions	64	28
Obligations to return securities received as collateral	143	528
Total	2,651	2,529
Over 90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	1,855	1,933
Payables under securities lending transactions	67	0
Obligations to return securities received as collateral	152	169
Total	¥ 2,074	¥ 2,102